UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-01976

                                                   Sequoia Fund, Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street, Suite 5000

                                                 New York, NY 10019

(Address of principal executive offices) (Zip code)

David M. Poppe

Ruane, Cunniff & Goldfarb Inc.

9 West 57th Street

Suite 5000

            New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (800) 686-6884

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Sequoia Fund, Inc.

Schedule of Investments

March 31, 2016

(Unaudited)

(Percentages are of the Fund’s Net Assets)

Common Stocks (85.3%)

Shares		Value(a)
	Advertising (1.4%)
928,976	Omnicom Group Inc.	$77,318,672

	Aerospace/Defense (3.4%)
18,684,157	Rolls-Royce Holdings plc (United Kingdom)	183,014,895

	Apparel, Accessories & Luxury Goods (1.1%)
872,711	Compagnie Financiere Richemont SA (Switzerland)	57,678,523

	Application Software (3.2%)
422,445	Constellation Software, Inc. (Canada)	172,975,574

	Auto Parts (5.5%)
1,091,186	O’Reilly Automotive, Inc. (b)	298,613,961

	Construction & Engineering (1.8%)
2,220,000	Jacobs Engineering Group Inc. (b)	96,681,000

	Crude Oil & Gas Production (0.1%)
178,592	Canadian Natural Resources Limited (Canada)	4,821,984

	Dental Equipment (2.6%)
2,268,809	Dentsply Sirona, Inc.	139,826,699

	Diversified Companies (15.5%)
2,396	Berkshire Hathaway, Inc.-Class A (b)	511,426,200
2,340,800	Berkshire Hathaway, Inc.-Class B (b)	332,112,704

		843,538,904

	Diversified Manufacturing (1.3%)
761,755	Danaher Corporation	72,260,079

	Electrical & Mechanical Systems (0.7%)
771,762	EMCOR Group, Inc.	37,507,633

	Electronic Manufacturing Services (0.6%)
1,270,183	Trimble Navigation Limited (b)	31,500,538

	Flooring Products (4.0%)
1,140,822	Mohawk Industries, Inc. (b)	217,782,920

	Freight Transportation (0.0%)
35,650	Expeditors International, Inc.	1,740,076

Sequoia Fund, Inc.

Schedule of Investments (Continued)

March 31, 2016

(Unaudited)

Shares		Value(a)
	Healthcare (6.4%)
459,618	Perrigo Company plc (Ireland)	$58,798,931
11,114,082	Valeant Pharmaceuticals International, Inc. (Canada) (b)	292,300,357
19,931	Zoetis, Inc.	883,541

		351,982,829

	Industrial & Construction Supplies (5.7%)
6,398,049	Fastenal Company	313,504,401

	Industrial Gases (1.4%)
685,147	Praxair, Inc.	78,415,074

	Information Processing (5.1%)
2,974,202	MasterCard, Inc.-Class A	281,062,089

	Internet Software & Services (4.5%)
161,444	Alphabet, Inc.-Class A (b)	123,165,628
161,887	Alphabet, Inc.-Class C (b)	120,597,721

		243,763,349

	Precision Instruments (2.0%)
837,403	Waters Corp. (b)	110,470,204

	Property and Casualty Insurance (1.1%)
4,325,462	Hiscox Ltd. (Bermuda)	60,198,384
20,893	Verisk Analytics, Inc.-Class A (b)	1,669,769

		61,868,153

	Retailing (10.7%)
39,463	Costco Wholesale Corp.	6,218,579
848,646	Tiffany & Co.	62,273,643
5,845,283	TJX Companies, Inc.	457,977,923
860,077	Wal-Mart Stores, Inc.	58,906,674

		585,376,819

	Specialty Chemicals (1.2%)
1,526,978	Croda International plc (United Kingdom)	66,648,754

	Specialty Retailers (0.6%)
709,744	Cabela’s, Inc. (b)	34,557,435

Sequoia Fund, Inc.

Schedule of Investments (Continued)

March 31, 2016

(Unaudited)

Shares		Value(a)
	Veterinary Diagnostics (4.5%)
3,140,671	Idexx Laboratories, Inc. (b)	$245,977,353

	Miscellaneous Securities (0.9%)(b)	47,301,158

	Total Common Stocks (Cost $1,834,026,432)	4,656,189,076

Principal Amount

Corporate Bond (1.2%)
76,460,100	Constellation Software, Inc. (Canada) 7.60%, 3/31/2040	63,964,503

	Total Corporate Bond (Cost $67,300,663)	63,964,503

U.S. Government Obligations (10.1%)
$550,000,000	United States Treasury Bill, 0.051% - 0.255% due 04/28/2016 through 05/19/2016	549,858,375

	Total U.S. Government Obligations (Cost $549,858,375)	549,858,375

	Total Investments (96.6%) (Cost $2,451,185,470)††	5,270,011,954

	Other Assets Less Liabilities (3.4%)	186,271,721

	Net Assets (100.0%)	$5,456,283,675

††

The cost for federal income tax purposes is identical. At March 31, 2016, the aggregate gross tax basis unrealized appreciation and depreciation of securities were $2,876,364,234 and $57,537,750 respectively.

(a)

Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.

U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

Sequoia Fund, Inc.

Schedule of Investments (Continued)

March 31, 2016

(Unaudited)

When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

(b)	Non-income producing security.

(c)	“Miscellaneous Securities” include holdings that are not restricted, have been held for not more than one year prior to March 31, 2016, and have not previously been publicly disclosed.

Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:

Level 1 –	unadjusted quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk.)

Level 3 –	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. During the three months ended March 31, 2016, there were no transfers into or out of Level 1 or 2 measurements in the fair value hierarchy. There were no Level 3 securities held by the Fund during the three months ended March 31, 2016.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2016:

	Common Stocks	Corporate Bond	U.S. Government Obligations	Total
Level 1 - Quoted Prices	$4,656,189,076	$—	$—	4,656,189,076
Level 2 - Other Significant Observable Inputs	—	63,964,503	549,858,375	613,822,878

Total	$4,656,189,076	$63,964,503	$549,858,375	$5,270,011,954

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sequoia Fund, Inc.

By (Signature and Title)	/s/ David M. Poppe
David M. Poppe, President
(principal executive officer)

Date	5/16/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Poppe
David M. Poppe, President
(principal executive officer)

Date	5/16/2016

By (Signature and Title)	/s/ Paul J. Greenberg
Paul J. Greenberg, Treasurer
(principal financial officer)

Date	5/16/2016